Portfolio of Investments – as of April 30, 2024 (Unaudited)
Natixis Sustainable Future 2060 Fund

Shares	Description	Value (†)
Common Stocks — 58.4% of Net Assets
	Aerospace & Defense — 1.4%
198	AAR Corp.(a)	$13,690
613	Boeing Co.(a)	102,886
180	General Electric Co.	29,127
36	L3Harris Technologies, Inc.	7,706
33	Lockheed Martin Corp.	15,343
81	Moog, Inc., Class A	12,885
12	Northrop Grumman Corp.	5,820
116	RTX Corp.	11,776
		199,233
	Air Freight & Logistics — 0.4%
262	Expeditors International of Washington, Inc.	29,163
26	FedEx Corp.	6,806
146	GXO Logistics, Inc.(a)	7,251
73	United Parcel Service, Inc., Class B	10,766
		53,986
	Automobile Components — 0.6%
36	Aptiv PLC(a)	2,556
795	BorgWarner, Inc.	26,052
517	Dana, Inc.	6,426
521	Magna International, Inc.	24,904
619	Mobileye Global, Inc., Class A(a)	17,054
153	Visteon Corp.(a)	16,926
		93,918
	Automobiles — 1.4%
1,692	General Motors Co.	75,345
680	Tesla, Inc.(a)	124,630
71	Thor Industries, Inc.	7,059
		207,034
	Banks — 3.3%
331	Ameris Bancorp	15,716
813	Banc of California, Inc.	11,130
1,956	Bank of America Corp.	72,392
1,157	Citigroup, Inc.	70,959
116	Citizens Financial Group, Inc.	3,957
188	East West Bancorp, Inc.	14,004
21	First Citizens BancShares, Inc., Class A	35,422
567	First Financial Bancorp	12,536
1,539	FNB Corp.	20,530
991	Fulton Financial Corp.	16,401
336	International Bancshares Corp.	18,698
291	JPMorgan Chase & Co.	55,796
88	PNC Financial Services Group, Inc.	13,487
150	Regions Financial Corp.	2,891
930	Truist Financial Corp.	34,922
180	U.S. Bancorp	7,313
316	Webster Financial Corp.	13,850
1,049	Wells Fargo & Co.	62,227
		482,231
	Beverages — 0.9%
58	Boston Beer Co., Inc., Class A(a)	16,147
366	Coca-Cola Co.	22,608
160	Keurig Dr Pepper, Inc.	5,392
1,351	Monster Beverage Corp.(a)	72,211
124	PepsiCo, Inc.	21,813
		138,171
	Biotechnology — 1.2%
128	AbbVie, Inc.	20,818
238	Alnylam Pharmaceuticals, Inc.(a)	34,260
35	Amgen, Inc.	9,588
Shares	Description	Value (†)
	Biotechnology — continued
273	CRISPR Therapeutics AG(a)	$14,467
181	Gilead Sciences, Inc.	11,801
151	Halozyme Therapeutics, Inc.(a)	5,753
62	Incyte Corp.(a)	3,227
89	Neurocrine Biosciences, Inc.(a)	12,241
59	Regeneron Pharmaceuticals, Inc.(a)	52,549
27	United Therapeutics Corp.(a)	6,327
10	Vertex Pharmaceuticals, Inc.(a)	3,928
		174,959
	Broadline Retail — 1.5%
218	Alibaba Group Holding Ltd., ADR	16,317
1,029	Amazon.com, Inc.(a)	180,075
439	eBay, Inc.	22,626
		219,018
	Building Products — 0.8%
42	Carlisle Cos., Inc.	16,307
90	Carrier Global Corp.	5,534
315	Fortune Brands Innovations, Inc.	23,026
33	Lennox International, Inc.	15,293
389	Masco Corp.	26,627
99	Owens Corning	16,653
106	Trex Co., Inc.(a)	9,386
		112,826
	Capital Markets — 3.5%
863	Bank of New York Mellon Corp.	48,751
39	BlackRock, Inc.	29,431
63	Cboe Global Markets, Inc.	11,412
926	Charles Schwab Corp.	68,478
78	CME Group, Inc.	16,352
66	FactSet Research Systems, Inc.	27,515
99	Goldman Sachs Group, Inc.	42,244
493	Intercontinental Exchange, Inc.	63,479
250	Janus Henderson Group PLC	7,805
322	KKR & Co., Inc.	29,969
44	Moody's Corp.	16,295
87	Morgan Stanley	7,903
54	MSCI, Inc.	25,153
200	Nasdaq, Inc.	11,970
30	Northern Trust Corp.	2,472
44	S&P Global, Inc.	18,296
410	SEI Investments Co.	27,039
552	State Street Corp.	40,014
27	T. Rowe Price Group, Inc.	2,958
50	Virtus Investment Partners, Inc.	10,966
		508,502
	Chemicals — 1.0%
11	Air Products & Chemicals, Inc.	2,600
148	Celanese Corp.	22,734
824	Corteva, Inc.	44,603
45	DuPont de Nemours, Inc.	3,263
59	Ecolab, Inc.	13,343
139	HB Fuller Co.	10,385
105	Innospec, Inc.	12,600
50	Linde PLC	22,048
125	Minerals Technologies, Inc.	9,111
17	Sherwin-Williams Co.	5,093
65	Stepan Co.	5,394
		151,174

Shares	Description	Value (†)
	Commercial Services & Supplies — 0.1%
75	MSA Safety, Inc.	$13,530
23	Waste Management, Inc.	4,784
		18,314
	Communications Equipment — 0.3%
169	Ciena Corp.(a)	7,813
358	Cisco Systems, Inc.	16,819
49	F5, Inc.(a)	8,100
18	Motorola Solutions, Inc.	6,105
		38,837
	Construction & Engineering — 0.2%
220	AECOM	20,319
52	Comfort Systems USA, Inc.	16,090
		36,409
	Construction Materials — 0.2%
20	Martin Marietta Materials, Inc.	11,741
47	Vulcan Materials Co.	12,109
		23,850
	Consumer Finance — 1.2%
1,613	Ally Financial, Inc.	61,859
218	American Express Co.	51,018
423	Capital One Financial Corp.	60,671
95	Synchrony Financial	4,178
		177,726
	Consumer Staples Distribution & Retail — 1.2%
140	BJ's Wholesale Club Holdings, Inc.(a)	10,455
32	Casey's General Stores, Inc.	10,227
35	Costco Wholesale Corp.	25,302
1,534	Kroger Co.	84,953
190	Sprouts Farmers Market, Inc.(a)	12,546
29	Target Corp.	4,668
472	Walmart, Inc.	28,013
		176,164
	Containers & Packaging — 0.2%
31	Ball Corp.	2,157
150	Crown Holdings, Inc.	12,310
242	Sonoco Products Co.	13,564
		28,031
	Distributors — 0.0%
34	Genuine Parts Co.	5,345
	Diversified Consumer Services — 0.2%
83	Grand Canyon Education, Inc.(a)	10,792
172	Service Corp. International	12,334
		23,126
	Diversified REITs — 0.1%
403	American Assets Trust, Inc.	8,604
	Diversified Telecommunication Services — 0.4%
1,116	AT&T, Inc.	18,849
378	Iridium Communications, Inc.	11,639
577	Verizon Communications, Inc.	22,786
		53,274
	Electric Utilities — 0.5%
259	Alliant Energy Corp.	12,898
213	Evergy, Inc.	11,172
154	Eversource Energy	9,335
107	Exelon Corp.	4,021
140	FirstEnergy Corp.	5,368
92	IDACORP, Inc.	8,720
275	PPL Corp.	7,551
134	Xcel Energy, Inc.	7,200
		66,265
Shares	Description	Value (†)
	Electrical Equipment — 0.5%
62	Eaton Corp. PLC	$19,732
127	Emerson Electric Co.	13,688
44	GE Vernova, Inc.(a)	6,763
224	nVent Electric PLC	16,144
82	Regal Rexnord Corp.	13,232
		69,559
	Electronic Equipment, Instruments & Components — 0.6%
108	Advanced Energy Industries, Inc.	10,351
99	Amphenol Corp., Class A	11,956
226	Avnet, Inc.	11,045
178	Cognex Corp.	7,394
55	Corning, Inc.	1,836
562	Knowles Corp.(a)	8,896
35	Littelfuse, Inc.	8,072
186	TE Connectivity Ltd.	26,315
14	Teledyne Technologies, Inc.(a)	5,341
12	Zebra Technologies Corp., Class A(a)	3,775
		94,981
	Energy Equipment & Services — 0.2%
321	ChampionX Corp.	10,776
651	NOV, Inc.	12,037
158	Schlumberger NV	7,502
		30,315
	Entertainment — 1.6%
54	Electronic Arts, Inc.	6,848
185	Netflix, Inc.(a)	101,868
28	Take-Two Interactive Software, Inc.(a)	3,999
886	Walt Disney Co.	98,435
3,404	Warner Bros Discovery, Inc.(a)	25,053
		236,203
	Financial Services — 2.2%
318	Block, Inc.(a)	23,214
366	Fiserv, Inc.(a)	55,877
181	Global Payments, Inc.	22,221
21	Jack Henry & Associates, Inc.	3,417
46	Mastercard, Inc., Class A	20,755
816	MGIC Investment Corp.	16,548
391	PayPal Holdings, Inc.(a)	26,557
446	Visa, Inc., Class A	119,800
230	Voya Financial, Inc.	15,677
49	WEX, Inc.(a)	10,352
		314,418
	Food Products — 0.6%
113	Campbell Soup Co.	5,165
123	Darling Ingredients, Inc.(a)	5,212
215	General Mills, Inc.	15,149
33	Hershey Co.	6,399
94	Ingredion, Inc.	10,772
141	Kellanova	8,158
435	Kraft Heinz Co.	16,795
91	McCormick & Co., Inc.	6,922
245	Mondelez International, Inc., Class A	17,625
		92,197
	Gas Utilities — 0.2%
77	Atmos Energy Corp.	9,078
259	New Jersey Resources Corp.	11,316
224	ONE Gas, Inc.	14,452
		34,846
	Ground Transportation — 0.4%
300	CSX Corp.	9,966

Shares	Description	Value (†)
	Ground Transportation — continued
45	Norfolk Southern Corp.	$10,364
66	Ryder System, Inc.	8,042
22	Saia, Inc.(a)	8,730
61	Uber Technologies, Inc.(a)	4,043
32	Union Pacific Corp.	7,589
91	XPO, Inc.(a)	9,779
		58,513
	Health Care Equipment & Supplies — 1.1%
176	Abbott Laboratories	18,651
13	Align Technology, Inc.(a)	3,671
614	Baxter International, Inc.	24,787
44	Becton Dickinson & Co.	10,322
53	Edwards Lifesciences Corp.(a)	4,488
25	GE HealthCare Technologies, Inc.	1,906
91	Intuitive Surgical, Inc.(a)	33,726
126	LeMaitre Vascular, Inc.	8,165
157	Medtronic PLC	12,598
159	Merit Medical Systems, Inc.(a)	11,782
37	Penumbra, Inc.(a)	7,269
31	Shockwave Medical, Inc.(a)	10,236
9	Solventum Corp.(a)	585
21	Stryker Corp.	7,066
		155,252
	Health Care Providers & Services — 1.5%
144	Acadia Healthcare Co., Inc.(a)	10,647
68	Cardinal Health, Inc.	7,007
705	Centene Corp.(a)	51,507
25	Chemed Corp.	14,200
45	Cigna Group	16,067
478	CVS Health Corp.	32,365
33	Elevance Health, Inc.	17,443
15	HCA Healthcare, Inc.	4,647
131	HealthEquity, Inc.(a)	10,337
70	Henry Schein, Inc.(a)	4,850
8	Humana, Inc.	2,417
22	Laboratory Corp. of America Holdings	4,430
11	McKesson Corp.	5,909
247	Select Medical Holdings Corp.	7,008
67	UnitedHealth Group, Inc.	32,408
		221,242
	Health Care Technology — 0.4%
1,007	Doximity, Inc., Class A(a)	24,460
178	Veeva Systems, Inc., Class A(a)	35,344
		59,804
	Hotel & Resort REITs — 0.0%
143	Host Hotels & Resorts, Inc.	2,698
	Hotels, Restaurants & Leisure — 1.2%
297	Aramark	9,358
3	Booking Holdings, Inc.	10,356
3	Chipotle Mexican Grill, Inc.(a)	9,479
110	Marriott Vacations Worldwide Corp.	10,572
68	McDonald's Corp.	18,567
473	Starbucks Corp.	41,856
234	Travel & Leisure Co.	10,188
41	Wingstop, Inc.	15,776
447	Yum China Holdings, Inc.	16,320
187	Yum! Brands, Inc.	26,414
		168,886
	Household Durables — 0.4%
242	KB Home	15,672
Shares	Description	Value (†)
	Household Durables — continued
96	Meritage Homes Corp.	$15,911
81	PulteGroup, Inc.	9,025
252	Taylor Morrison Home Corp.(a)	14,115
		54,723
	Household Products — 0.5%
144	Church & Dwight Co., Inc.	15,536
55	Colgate-Palmolive Co.	5,056
345	Energizer Holdings, Inc.	9,908
267	Procter & Gamble Co.	43,575
		74,075
	Independent Power & Renewable Electricity Producers — 0.2%
354	AES Corp.	6,337
799	Clearway Energy, Inc., Class A	17,346
		23,683
	Industrial Conglomerates — 0.2%
38	3M Co.	3,667
104	Honeywell International, Inc.	20,044
		23,711
	Industrial REITs — 0.1%
67	Prologis, Inc.	6,838
341	Rexford Industrial Realty, Inc.	14,598
		21,436
	Insurance — 2.0%
32	Allstate Corp.	5,442
717	American International Group, Inc.	53,997
102	Arch Capital Group Ltd.(a)	9,541
59	Arthur J Gallagher & Co.	13,847
33	Assurant, Inc.	5,755
229	Assured Guaranty Ltd.	17,564
47	Chubb Ltd.	11,686
174	First American Financial Corp.	9,321
105	Hanover Insurance Group, Inc.	13,631
102	Hartford Financial Services Group, Inc.	9,883
45	Marsh & McLennan Cos., Inc.	8,974
77	Prudential Financial, Inc.	8,507
228	Reinsurance Group of America, Inc.	42,634
151	Selective Insurance Group, Inc.	15,349
78	Travelers Cos., Inc.	16,549
190	Willis Towers Watson PLC	47,717
		290,397
	Interactive Media & Services — 2.9%
689	Alphabet, Inc., Class A(a)	112,155
951	Alphabet, Inc., Class C(a)	156,573
321	Meta Platforms, Inc., Class A	138,085
268	Yelp, Inc.(a)	10,784
271	ZoomInfo Technologies, Inc.(a)	4,298
		421,895
	IT Services — 0.6%
53	Accenture PLC, Class A	15,948
147	Cognizant Technology Solutions Corp., Class A	9,655
131	GoDaddy, Inc., Class A(a)	16,032
115	International Business Machines Corp.	19,113
434	Shopify, Inc., Class A(a)	30,467
		91,215
	Leisure Products — 0.1%
489	Mattel, Inc.(a)	8,958
112	YETI Holdings, Inc.(a)	4,001
		12,959

Shares	Description	Value (†)
	Life Sciences Tools & Services — 1.0%
34	Agilent Technologies, Inc.	$4,659
117	Danaher Corp.	28,854
196	Illumina, Inc.(a)	24,118
241	IQVIA Holdings, Inc.(a)	55,857
53	Repligen Corp.(a)	8,703
36	Thermo Fisher Scientific, Inc.	20,474
		142,665
	Machinery — 1.5%
77	AGCO Corp.	8,793
24	Caterpillar, Inc.	8,030
46	Chart Industries, Inc.(a)	6,627
10	Cummins, Inc.	2,825
183	Deere & Co.	71,628
60	Dover Corp.	10,758
91	Fortive Corp.	6,850
240	Graco, Inc.	19,248
20	Illinois Tool Works, Inc.	4,882
169	ITT, Inc.	21,858
101	Oshkosh Corp.	11,339
17	Parker-Hannifin Corp.	9,263
119	SPX Technologies, Inc.(a)	14,495
159	Terex Corp.	8,912
139	Toro Co.	12,175
		217,683
	Media — 0.8%
157	Charter Communications, Inc., Class A(a)	40,183
1,186	Comcast Corp., Class A	45,198
309	Interpublic Group of Cos., Inc.	9,406
208	Liberty Broadband Corp., Class C(a)	10,344
139	Omnicom Group, Inc.	12,905
		118,036
	Metals & Mining — 0.4%
215	Alcoa Corp.	7,555
540	Cleveland-Cliffs, Inc.(a)	9,126
167	Commercial Metals Co.	8,975
142	Newmont Corp.	5,771
52	Reliance, Inc.	14,805
202	U.S. Steel Corp.	7,373
		53,605
	Mortgage Real Estate Investment Trusts (REITs) — 0.2%
1,025	Annaly Capital Management, Inc.	19,209
437	KKR Real Estate Finance Trust, Inc.	4,112
		23,321
	Multi-Utilities — 0.1%
113	Consolidated Edison, Inc.	10,667
44	DTE Energy Co.	4,854
26	WEC Energy Group, Inc.	2,149
		17,670
	Office REITs — 0.4%
602	COPT Defense Properties	14,430
380	Douglas Emmett, Inc.	5,210
1,701	Easterly Government Properties, Inc.	19,885
485	Highwoods Properties, Inc.	12,707
349	Kilroy Realty Corp.	11,796
		64,028
	Oil, Gas & Consumable Fuels — 2.9%
836	Antero Midstream Corp.	11,570
203	Antero Resources Corp.(a)	6,904
1,288	APA Corp.	40,495
184	Chevron Corp.	29,674
Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
356	CNX Resources Corp.(a)	$8,373
561	ConocoPhillips	70,473
151	Devon Energy Corp.	7,728
24	Diamondback Energy, Inc.	4,827
454	EOG Resources, Inc.	59,987
405	Exxon Mobil Corp.	47,899
38	Hess Corp.	5,984
156	HF Sinclair Corp.	8,463
515	Kinder Morgan, Inc.	9,414
97	ONEOK, Inc.	7,675
261	Ovintiv, Inc.	13,394
361	Phillips 66	51,699
292	Range Resources Corp.	10,486
1,026	Southwestern Energy Co.(a)	7,685
39	Valero Energy Corp.	6,235
194	Williams Cos., Inc.	7,442
		416,407
	Passenger Airlines — 0.4%
1,026	Delta Air Lines, Inc.	51,372
	Personal Care Products — 0.3%
64	elf Beauty, Inc.(a)	10,402
18	Estee Lauder Cos., Inc., Class A	2,641
1,402	Kenvue, Inc.	26,385
		39,428
	Pharmaceuticals — 1.5%
298	Bristol-Myers Squibb Co.	13,094
29	Eli Lilly & Co.	22,652
67	Jazz Pharmaceuticals PLC(a)	7,420
275	Johnson & Johnson	39,762
237	Merck & Co., Inc.	30,625
168	Novartis AG, ADR	16,318
340	Novo Nordisk AS, ADR	43,625
150	Perrigo Co. PLC	4,899
591	Pfizer, Inc.	15,142
508	Roche Holding AG, ADR	15,149
72	Zoetis, Inc.	11,465
		220,151
	Professional Services — 0.4%
22	Automatic Data Processing, Inc.	5,322
30	Equifax, Inc.	6,606
232	Exponent, Inc.	21,323
127	Korn Ferry	7,711
49	Leidos Holdings, Inc.	6,871
24	Paychex, Inc.	2,851
56	Paylocity Holding Corp.(a)	8,689
		59,373
	Real Estate Management & Development — 0.4%
595	CBRE Group, Inc., Class A(a)	51,700
69	Jones Lang LaSalle, Inc.(a)	12,468
		64,168
	Residential REITs — 0.1%
35	AvalonBay Communities, Inc.	6,635
52	Camden Property Trust	5,183
		11,818
	Retail REITs — 0.3%
993	Brixmor Property Group, Inc.	21,945
338	NNN REIT, Inc.	13,699
31	Simon Property Group, Inc.	4,357
		40,001

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — 3.3%
69	Advanced Micro Devices, Inc.(a)	$10,928
80	Analog Devices, Inc.	16,049
40	Applied Materials, Inc.	7,946
428	ARM Holdings PLC, ADR(a)	43,318
16	Broadcom, Inc.	20,804
474	Intel Corp.	14,443
139	Lattice Semiconductor Corp.(a)	9,535
74	Micron Technology, Inc.	8,359
171	MKS Instruments, Inc.	20,346
268	NVIDIA Corp.	231,557
55	Onto Innovation, Inc.(a)	10,202
46	Qorvo, Inc.(a)	5,375
283	QUALCOMM, Inc.	46,936
50	Silicon Laboratories, Inc.(a)	6,075
88	Synaptics, Inc.(a)	7,916
91	Texas Instruments, Inc.	16,054
		475,843
	Software — 4.0%
18	Adobe, Inc.(a)	8,331
15	ANSYS, Inc.(a)	4,873
276	Autodesk, Inc.(a)	58,747
24	Cadence Design Systems, Inc.(a)	6,615
198	Dynatrace, Inc.(a)	8,972
13	Intuit, Inc.	8,133
65	Manhattan Associates, Inc.(a)	13,394
437	Microsoft Corp.	170,137
931	Oracle Corp.	105,901
18	Palo Alto Networks, Inc.(a)	5,236
38	PTC, Inc.(a)	6,743
53	Qualys, Inc.(a)	8,687
35	Roper Technologies, Inc.	17,901
325	Salesforce, Inc.	87,406
16	ServiceNow, Inc.(a)	11,093
44	SPS Commerce, Inc.(a)	7,650
17	Synopsys, Inc.(a)	9,020
16	Tyler Technologies, Inc.(a)	7,385
166	Workday, Inc., Class A(a)	40,625
		586,849
	Specialized REITs — 0.1%
18	American Tower Corp.	3,088
34	Crown Castle, Inc.	3,189
22	Digital Realty Trust, Inc.	3,053
7	Equinix, Inc.	4,978
90	Weyerhaeuser Co.	2,715
		17,023
	Specialty Retail — 0.9%
78	Abercrombie & Fitch Co., Class A(a)	9,479
32	Asbury Automotive Group, Inc.(a)	6,728
59	Burlington Stores, Inc.(a)	10,616
49	Dick's Sporting Goods, Inc.	9,846
53	Five Below, Inc.(a)	7,756
106	Floor & Decor Holdings, Inc., Class A(a)	11,695
69	Home Depot, Inc.	23,061
33	Lithia Motors, Inc.	8,395
41	Lowe's Cos., Inc.	9,348
39	Ross Stores, Inc.	5,052
171	TJX Cos., Inc.	16,089
54	Williams-Sonoma, Inc.	15,486
		133,551
	Technology Hardware, Storage & Peripherals — 0.7%
504	Apple, Inc.	85,846
Shares	Description	Value (†)
	Technology Hardware, Storage & Peripherals — continued
198	Hewlett Packard Enterprise Co.	$3,366
111	HP, Inc.	3,118
48	NetApp, Inc.	4,906
		97,236
	Textiles, Apparel & Luxury Goods — 0.3%
63	Crocs, Inc.(a)	7,835
7	Deckers Outdoor Corp.(a)	5,729
91	PVH Corp.	9,901
25	Ralph Lauren Corp.	4,091
1,672	Under Armour, Inc., Class A(a)	11,253
880	Under Armour, Inc., Class C(a)	5,738
		44,547
	Trading Companies & Distributors — 0.2%
70	GATX Corp.	8,565
44	Watsco, Inc.	19,700
		28,265
	Water Utilities — 0.1%
99	American States Water Co.	7,013
24	American Water Works Co., Inc.	2,936
211	Essential Utilities, Inc.	7,718
		17,667
	Total Common Stocks (Identified Cost $7,600,636)	8,490,712

Principal Amount
Bonds and Notes — 4.0%
	Apartment REITs — 0.0%
$2,000	Essex Portfolio LP, 3.000%, 1/15/2030	1,733
	Automotive — 0.1%
6,000	Cummins, Inc., 5.150%, 2/20/2034	5,890
8,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	7,739
2,000	Lear Corp., 4.250%, 5/15/2029	1,877
3,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	2,534
		18,040
	Banking — 0.5%
5,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	4,641
5,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	4,679
5,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	4,579
3,000	Citigroup, Inc., 4.600%, 3/09/2026	2,937
5,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	4,904
9,000	KeyCorp, MTN, 2.550%, 10/01/2029	7,468
3,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	2,740
2,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	1,902
6,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	5,642
10,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	9,852
4,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	3,975
1,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	1,000
3,000	State Street Corp., 2.400%, 1/24/2030	2,586
3,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	2,422
8,000	Westpac Banking Corp., 2.350%, 2/19/2025	7,795
		67,122

Principal Amount	Description	Value (†)
	Brokerage — 0.1%
$4,000	BlackRock, Inc., 2.400%, 4/30/2030	$3,432
5,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	3,184
		6,616
	Building Materials — 0.1%
2,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	1,778
6,000	Owens Corning, 3.950%, 8/15/2029	5,579
		7,357
	Chemicals — 0.0%
6,000	Ecolab, Inc., 2.125%, 2/01/2032	4,835
1,000	LYB International Finance BV, 5.250%, 7/15/2043	890
		5,725
	Consumer Products — 0.0%
7,000	Procter & Gamble Co., 3.000%, 3/25/2030	6,310
	Diversified Manufacturing — 0.1%
9,000	Eaton Corp., 4.150%, 3/15/2033	8,274
2,000	Emerson Electric Co., 2.000%, 12/21/2028	1,748
		10,022
	Electric — 0.2%
2,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	1,765
9,000	Entergy Corp., 0.900%, 9/15/2025	8,438
8,000	Exelon Corp., 4.050%, 4/15/2030	7,384
4,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	3,320
1,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	928
1,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	762
9,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	8,652
		31,249
	Environmental — 0.1%
4,000	Republic Services, Inc., 1.450%, 2/15/2031	3,113
5,000	Waste Management, Inc., 2.950%, 6/01/2041	3,561
		6,674
	Finance Companies — 0.1%
6,000	Ares Capital Corp., 3.250%, 7/15/2025	5,786
3,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	2,693
		8,479
	Food & Beverage — 0.1%
7,000	Coca-Cola Co., 1.450%, 6/01/2027	6,301
4,000	General Mills, Inc., 4.000%, 4/17/2025	3,937
2,000	Mondelez International, Inc., 2.750%, 4/13/2030	1,732
4,000	PepsiCo, Inc., 2.750%, 3/19/2030	3,517
		15,487
	Government Owned - No Guarantee — 0.1%
3,000	Equinor ASA, 3.625%, 4/06/2040	2,392
8,000	Federal National Mortgage Association, 6.625%, 11/15/2030	8,797
		11,189
	Health Care REITs — 0.0%
3,000	Welltower OP LLC, 2.800%, 6/01/2031	2,509
	Health Insurance — 0.1%
6,000	Elevance Health, Inc., 4.101%, 3/01/2028	5,745
3,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	3,086
		8,831
	Healthcare — 0.1%
3,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	2,861
2,000	CVS Health Corp., 4.300%, 3/25/2028	1,919
4,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	3,928
Principal Amount	Description	Value (†)
	Healthcare — continued
$3,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	$2,831
2,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	1,731
		13,270
	Integrated Energy — 0.1%
4,000	Exxon Mobil Corp., 2.992%, 3/19/2025	3,918
5,000	Shell International Finance BV, 6.375%, 12/15/2038	5,403
		9,321
	Life Insurance — 0.1%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,037
2,000	Manulife Financial Corp., 3.703%, 3/16/2032	1,783
6,000	MetLife, Inc., 5.375%, 7/15/2033	5,956
		9,776
	Media Entertainment — 0.0%
2,000	Netflix, Inc., 3.625%, 6/15/2025(b)	1,956
	Metals & Mining — 0.0%
2,000	Nucor Corp., 3.125%, 4/01/2032	1,707
	Mortgage Related — 1.0%
12,651	Federal Home Loan Mortgage Corp., 2.000%, with various maturities in 2052(c)	9,567
19,048	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2051 to 2052(c)	15,128
25,235	Federal Home Loan Mortgage Corp., 3.000%, with various maturities in 2052(c)	20,869
16,374	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(c)	14,126
908	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	813
14,685	Federal National Mortgage Association, 2.000%, with various maturities from 2051 to 2052(c)	11,132
20,090	Federal National Mortgage Association, 2.500%, with various maturities from 2051 to 2052(c)	15,963
12,328	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(c)	10,277
9,841	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(c)	8,505
12,385	Federal National Mortgage Association, 4.000%, with various maturities from 2050 to 2053(c)	11,090
9,879	Federal National Mortgage Association, 4.500%, with various maturities from 2049 to 2053(c)	9,111
5,291	Government National Mortgage Association, 3.000%, with various maturities in 2052(c)	4,502
2,925	Government National Mortgage Association, 4.000%, 8/20/2053	2,651
1,953	Government National Mortgage Association, 5.000%, 7/20/2053	1,871
12,141	Government National Mortgage Association, 5.500%, 4/20/2053	11,914
		147,519
	Office REITs — 0.1%
8,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	7,720
4,000	Boston Properties LP, 2.750%, 10/01/2026	3,703
		11,423
	Oil Field Services — 0.1%
6,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	5,599
2,000	Schlumberger Investment SA, 4.850%, 5/15/2033	1,935
		7,534
	Other REITs — 0.0%
3,000	Prologis LP, 1.250%, 10/15/2030	2,334
	Pharmaceuticals — 0.1%
8,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	6,608

Principal Amount	Description	Value (†)
	Pharmaceuticals — continued
$3,000	Biogen, Inc., 2.250%, 5/01/2030	$2,477
9,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	8,251
3,000	Merck & Co., Inc., 1.450%, 6/24/2030	2,417
1,000	Viatris, Inc., 3.850%, 6/22/2040	706
		20,459
	Property & Casualty Insurance — 0.0%
2,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	1,662
	Railroads — 0.0%
6,000	CSX Corp., 2.600%, 11/01/2026	5,630
	Restaurants — 0.0%
4,000	Starbucks Corp., 2.250%, 3/12/2030	3,377
	Retail REITs — 0.0%
2,000	Realty Income Corp., 2.700%, 2/15/2032	1,622
	Retailers — 0.1%
5,000	Amazon.com, Inc., 3.875%, 8/22/2037	4,301
5,000	TJX Cos., Inc., 1.150%, 5/15/2028	4,278
6,000	Walmart, Inc., 4.100%, 4/15/2033	5,608
		14,187
	Technology — 0.2%
6,000	Apple, Inc., 2.500%, 2/09/2025	5,871
2,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	1,826
3,000	Intel Corp., 2.450%, 11/15/2029	2,591
3,000	International Business Machines Corp., 4.000%, 6/20/2042	2,390
5,000	NVIDIA Corp., 2.850%, 4/01/2030	4,434
4,000	Oracle Corp., 2.950%, 5/15/2025	3,890
4,000	QUALCOMM, Inc., 1.650%, 5/20/2032	3,059
4,000	Texas Instruments, Inc., 4.900%, 3/14/2033	3,913
		27,974
	Treasuries — 0.5%
10,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	4,724
7,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	4,878
5,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	3,381
14,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	10,126
16,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	11,988
8,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	5,862
10,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	7,292
8,000	U.S. Treasury Bonds, 4.375%, 8/15/2043	7,471
22,000	U.S. Treasury Notes, 0.375%, 11/30/2025	20,422
		76,144
	Utility Other — 0.0%
7,000	Essential Utilities, Inc., 4.276%, 5/01/2049	5,391
	Wireless — 0.0%
3,000	Vodafone Group PLC, 6.150%, 2/27/2037	3,063
	Wirelines — 0.0%
2,000	AT&T, Inc., 3.650%, 6/01/2051	1,377
	Total Bonds and Notes (Identified Cost $613,552)	573,069

Shares	Description	Value (†)
Exchange-Traded Funds — 9.1%
17,019	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,267,189)	$1,316,419

Mutual Funds — 14.6%
60,618	WCM Focused Emerging Markets Fund, Institutional Class	825,010
54,437	WCM Focused International Growth Fund, Institutional Class	1,303,221
	Total Mutual Funds (Identified Cost $2,167,638)	2,128,231

Affiliated Mutual Funds — 10.5%
25,940	Mirova Global Green Bond Fund, Class N	217,376
108,313	Mirova International Sustainable Equity Fund, Class N	1,313,842
	Total Affiliated Mutual Funds (Identified Cost $1,578,466)	1,531,218

Principal Amount
Short-Term Investments — 4.1%
$601,622	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/2024 at 3.500% to be repurchased at $601,680 on 5/01/2024 collateralized by $97,200 U.S. Treasury Note, 0.375% due 9/30/2027 valued at $83,950; $531,300 U.S. Treasury Note, 4.875% due 04/30/2026 valued at $530,666 including accrued interest(d) (Identified Cost $601,622)	601,622
	Total Investments — 100.7% (Identified Cost $13,829,103)	14,641,271
	Other assets less liabilities — (0.7)%	(101,611)
	Net Assets — 100.0%	$14,539,660

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the value of Rule 144A holdings amounted to $3,782 or less than 0.1% of net assets.

(c)
The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and
Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(d)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of April 30, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions
A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2024, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2024	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$194,498	$34,005	$8,459	$326	$(2,994)	$217,376	25,940	$ —
Mirova International Sustainable Equity Fund, Class N	1,160,211	141,974	13,852	1,968	23,541	1,313,842	108,313	402
	$1,354,709	$175,979	$22,311	$2,294	$20,547	$1,531,218	134,253	$402

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of April 30, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$8,490,712	$ —	$ —	$8,490,712
Bonds and Notes(a)	—	573,069	—	573,069
Exchange-Traded Funds	1,316,419	—	—	1,316,419
Mutual Funds	2,128,231	—	—	2,128,231
Affiliated Mutual Funds	1,531,218	—	—	1,531,218
Short-Term Investments	—	601,622	—	601,622
Total Investments	$13,466,580	$1,174,691	$—	$14,641,271

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2024 (Unaudited)
Equity	91.1%
Fixed Income	5.5
Short-Term Investments	4.1
Total Investments	100.7
Other assets less liabilities	(0.7)
Net Assets	100.0%